Consolidated Statements of Operations (Q1) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating Expenses:
Research and development	$ 3,278	$ 5,076	$ 17,680	$ 9,253
General and administrative	3,342	3,010	11,370	9,892
Total operating expenses	6,620	8,086	29,050	19,145
Operating loss	(6,620)	(8,086)	(29,050)	(19,145)
Other income (expense):
Investment income, net	63	23	151	132
Other expense, net	(148)	0	(75)	0
Total other (expense) income	(85)	23	76	132
Net loss before benefit from income taxes and noncontrolling interests	(6,705)	(8,063)	(28,974)	(19,013)
Benefit from income taxes	(2,479)	0	(1,508)	(10,872)
Net loss attributable to Caladrius Biosciences, Inc. common stockholders	$ (4,226)	$ (8,063)	$ (27,466)	$ (8,150)
Basic and diluted loss per share
Caladrius Biosciences, Inc. common stockholders - basic (in usd per share)	$ (0.07)	$ (0.19)	$ (0.50)	$ (0.53)
Caladrius Biosciences, Inc. common stockholders - diluted (in usd per share)	$ (0.07)	$ (0.19)	$ (0.50)	$ (0.53)
Weighted average common shares outstanding
Basic shares	60,560	42,117	55,313	15,440
Diluted shares	60,560	42,117	55,313	15,440